Revenues (Details) - Schedule of contract assets and contract liabilities deriving from contracts with customers - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of contract assets and contract liabilities deriving from contracts with customers [Abstract]
Trade receivables	$ 3,422	$ 713
Contract liabilities	$ 3,021	$ 968